Taxation	12 Months Ended
Dec. 31, 2018
Taxation
Taxation

(27)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Diagnostic Grifols, S.A., Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Grifols Worldwide Operations Spain, S.A. (formerly Logister, S.A), Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gri-Cel, S.A., Gripdan Invest, S.L. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc. and Talecris Plasma Resources, Inc. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22.4% of taxable income, which may be reduced by certain deductions.

(a)	Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2018	31/12/2017	31/12/2016

Profit before income tax from continuing operations	725,842	695,722	712,752

Tax at 25%	181,461	173,931	178,188
Permanent differences	(2,000)	17,163	8,019
Effect of different tax rates	(29,543)	40,981	14,509
Tax credits (deductions)	(18,226)	(16,092)	(20,163)
Impact related to the US tax legistation modifications	—	(171,169)	—
Prior year income tax expense	381	(8,614)	928
Other income tax expenses/(income)	(637)	(1,792)	(13,272)
Total income tax expense	131,436	34,408	168,209

Deferred tax	(21,189)	(149,444)	(40,161)
Current tax	152,625	183,851	208,370
Total income tax expense	131,436	34,407	168,209

The effect of the different tax rates is basically due to a change of country mix in profits

On 22 December 2017, a tax reform was approved in the United States that took effect on 1 January 2018.

The Group carried out an exercise to identify changes in the tax reform affecting its subsidiaries in the USA and an assessment of the impact that these changes will have on the manner in which the deferred taxes will revert as of 31 December 2017. In the analysis performed, the main impact comes from the change in tax rates to be applied to deferred taxes as of 31 December 2017, which have fallen from a rate of 35% to 21% for fiscal years beginning on or after 1 January 2018. The impact recorded in the "income tax expense" caption amounted to Euros 171 million in 2017.

(b)	Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2018	31/12/2017	31/12/2016

Assets
Provisions	7,936	4,564	3,696
Inventories	41,029	35,619	39,297
Tax credits (deductions)	57,357	49,467	37,685
Tax loss carryforwards	32,769	6,179	10,717
Other	8,611	7,513	3,393
Subtotal, assets	147,702	103,342	94,788
Goodwill	(24,691)	(22,346)	(19,136)
Fixed assets, amortisation and depreciation	(3,922)	(7,780)	(7,062)
Intangible assets	(6,550)	(7,059)	(1,371)
Subtotal, net liabilities	(35,163)	(37,185)	(27,569)
Deferred assets, net	112,539	66,157	67,219

Liabilities
Goodwill	(150,644)	(105,963)	(131,039)
Intangible assets	(220,752)	(201,921)	(392,388)
Fixed assets	(99,819)	(95,029)	(158,060)
Debt cancellation costs	(42,319)	(70,503)	(64,762)
Inventories	—	—	(1,175)
Subtotal, liabilities	(513,534)	(473,416)	(747,424)
Tax loss carryforwards	20,833	15,384	40,358
Provisions	53,290	47,404	61,252
Inventories	5,644	5,063	—
Other	29,369	16,653	45,168
Subtotal, net assets	109,135	84,504	146,778
Net deferred Liabilities	(404,398)	(388,912)	(600,646)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2018	31/12/2017	31/12/2016
Balance at 1 January	(322,755)	(533,427)	(564,771)
Movements during the year	21,189	149,444	40,161
Movements in equity during the year	—	—	—
Business combination (note 3)	21,328	16,736	—
Translation differences	(11,621)	44,492	(8,817)
Balance at 31 December	(291,859)	(322,755)	(533,427)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2018, 2017 and 2016 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 27,097 thousand at 31 December 2018 (Euros 51,930 thousand at 31 December 2017).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years.

Tax credits derived from the US companies are available for 20 years from their date of origin whilst tax credits from Spanish companies registered in the Basque Country are available for 15 years and other remaining Spanish companies have no maturity date.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 55,282 thousand (Euros 51,169 thousand at 31 December 2017).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)	Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

•

Grifols Shared Services North America, Inc. and subsidiaries: notification of an inspection of State Income Tax in North Carolina and New York states (fiscal years 2012 to 2015). During 2017, this inspection was closed and the Group without any significant adjustment.

•	Grifols Shared Services North America, Inc. and subsidiaries: In 2018 has been notified of an inspection related to the State Income Tax of the fiscal year 2016.

Group management does not expect any significant liability to derive from these inspections.